Consolidated Statements of Cash Flows - Direct Method $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Cash flows provided by Operating Activities
Receipts from the sale of goods and the rendering of services (including taxes)	$ 3,716,722,747	$ 3,682,470,527	$ 2,953,813,799
Payments for Operating Activities
Payments to suppliers for goods and services (including taxes)	(2,577,032,215)	(2,551,652,407)	(2,048,185,735)
Payments to and on behalf of employees	(260,336,901)	(258,202,599)	(216,192,088)
Other payments for operating activities (value-added taxes on purchases, sales and others)	(394,507,399)	(363,740,268)	(278,367,683)
Dividends received	8,013,426	4,079,309	1,441,355
Interest payments	(67,010,058)	(44,822,402)	(55,497,167)
Interest received	14,354,013	24,649,593	5,373,494
Income tax payments	(71,269,988)	(87,757,706)	(46,100,050)
Other cash movements (tax on bank debits Argentina and others)	(2,103,389)	(7,571,623)	(11,230,942)
Cash flows provided by (used in) Operating Activities	366,830,236	397,452,424	305,054,983
Cash flows provided by (used in) Investing Activities
Proceeds from sale of Property, plant and equipment	142,208	92,253	39,919
Purchase of Property, plant and equipment	(192,707,498)	(186,702,179)	(138,856,157)
Purchase of intangible assets			(5,171,139)
Payment on forward, term option and financial exchange agreements			(375,579)
Collection on forward, term, option and financial exchange agreements	156,738	146,070	678,274
Redemption (purchase) of other current financial assets	32,000,000	101,191,506	(54,567,998)
Other cash inflows (outflows)	2,119,674	103,879
Net cash flows used in Investing Activities	(158,288,878)	(85,168,471)	(198,252,680)
Cash Flows generated from (used in) Financing Activities
Collection from changes in ownership interest in subsidiaries	4,119,966		3,000,000
Proceeds from short term loans	31,850,233	23,625,853
Loan payments	(26,378,491)	(13,934,477)	(797,428)
Lease liability payments	(6,299,217)	(5,385,167)	(4,008,924)
Dividend payments by the reporting entity	(165,877,422)	(274,316,050)	(106,347,165)
Placement of public debt	167,739,096
Other cash outflows - Payment of public debt	(330,996,600)	(16,953,541)	(7,165,997)
Collection (payments) of derivative financial instruments related to public debt	138,715,637
Net cash flows (used in) generated by Financing Activities	(187,126,798)	(286,963,382)	(115,319,514)
Net increase in cash and cash equivalents before exchange differences	21,414,560	25,320,571	(8,517,211)
Effects of exchange differences on cash and cash equivalents	4,547,790	(21,352,255)	9,501,803
Effects of inflation in cash and cash equivalents in Argentina	(13,960,654)	(16,598,349)	(6,203,271)
Net increase (decrease) in cash and cash equivalents	12,001,696	(12,630,033)	(5,218,679)
Cash and cash equivalents - beginning of period	291,681,987	304,312,020	309,530,699
Cash and cash equivalents - end of period	$ 303,683,683	$ 291,681,987	$ 304,312,020